Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Summary Of Basic And Diluted Loss Per Share

Details of the calculation of basic and diluted loss per share are as follows:

(In thousand Euros)	June 30, 2026	June 30, 2025 (*)
Loss for the period	(47,938)	(34,476)
Dilutive effects on earnings per share	—	—
Total loss for basic and diluted earnings per share	(47,938)	(34,476)
Number of shares
Weighted average number of ordinary shares for basic and diluted 'earnings per share (thousand shares)	18,068	13,693
Basic and diluted losses per share (In Euros)	(2.65)	(2.52)

(*) As a consequence of the reverse stock split that occurred in 2025 , and in accordance with IAS 33, the Company has restated the comparative information.